Consolidated statement of changes in equity - COP ($) $ in Millions	Total	Subscribed and paid-in capital	Additional paid-in capital	Reserves	Other comprehensive income	Retained earnings	Total	Non-controlling interest
Opening balance at Dec. 31, 2015	$ 43,100,963	$ 25,040,067	$ 6,607,699	$ 5,546,570	$ 10,846,004	$ (6,814,432)	$ 41,225,908	$ 1,875,055
Net profit	3,247,480	0	0	0	0	2,447,881	2,447,881	799,599
Dividends declared	(1,029,612)							(1,029,612)
Legal reserve used to offset previous year loss	0	0	0	(3,869,907)	0	3,869,907	0	0
Appropriation of reserves, net	0	0	0	(117,819)	0	117,819	0	0
Other movements	(29,723)	0	0	0	0	(23,637)	(23,637)	(6,086)
Other comprehensive income
Cash flow hedge for future exports	461,424	0	0	0	461,424	0	461,424	0
Hedge of a net investment in a foreign operation	(155,359)	0	0	0	(155,359)	0	(155,359)	0
Cash flow hedge with derivative instruments	33,869	0	0	0	24,546	0	24,546	9,323
Net fair value gain (loss) on equity instruments measured at fair value	57,708	0	0	0	57,708	0	57,708	0
Foreign currency translation	(925,981)	0	0	0	(811,345)	0	(811,345)	(114,636)
Remeasurement loss on defined benefit plans	(1,153,442)	0	0	0	(1,153,442)	0	(1,153,442)	0
Other movements	(46,826)	0	0	0	(46,826)	0	(46,826)	0
Closing balance at Dec. 31, 2016	43,560,501	25,040,067	6,607,699	1,558,844	9,222,710	(402,462)	42,026,858	1,533,643
Net profit	7,969,394	0	0	0	0	7,178,539	7,178,539	790,855
Dividends declared	(1,497,178)	0	0	0	0	(945,684)	(945,684)	(551,494)
Appropriation of reserves, net	0	0	0	619,025	0	(619,025)	0	0
Other movements	(1,111)	0	1	0	2	(1,066)	(1,063)	(48)
Other comprehensive income
Cash flow hedge for future exports	(84,837)	0	0	0	(84,837)	0	(84,837)	0
Hedge of a net investment in a foreign operation	57,997	0	0	0	57,997	0	57,997	0
Cash flow hedge with derivative instruments	35,768	0	0	0	25,984	0	25,984	9,784
Net fair value gain (loss) on equity instruments measured at fair value	(7,828)	0	0	0	(7,828)	0	(7,828)	0
Foreign currency translation	(257,147)	0	0	0	(255,153)	0	(255,153)	(1,994)
Remeasurement loss on defined benefit plans	(1,548,043)	0	0	0	(1,548,043)	0	(1,548,043)	0
Other movements	(11,817)	0	0	0	(11,817)	0	(11,817)	0
Closing balance at Dec. 31, 2017	48,215,699	25,040,067	6,607,700	2,177,869	7,399,015	5,210,302	46,434,953	1,780,746
Net profit	12,355,390	0	0	0	0	11,381,386	11,381,386	974,004
Dividends declared	(4,500,012)	0	0	0	0	(3,659,386)	(3,659,386)	(840,626)
Appropriation of reserves, net	0	0	0	2,961,026	0	(2,961,026)	0	0
Other movements	(747)	0	(1)	0	0	(784)	(785)	38
Other comprehensive income
Cash flow hedge for future exports	(533,374)	0	0	0	(533,374)	0	(533,374)	0
Hedge of a net investment in a foreign operation	(971,954)	0	0	0	(971,954)	0	(971,954)	0
Cash flow hedge with derivative instruments	(52,174)	0	0	0	(37,904)	0	(37,904)	(14,270)
Foreign currency translation	2,599,242	0	0	0	2,529,268	0	2,529,268	69,974
Remeasurement loss on defined benefit plans	(4,290)	0	0	0	(4,290)	0	(4,290)	0
Other movements	0
Closing balance at Dec. 31, 2018	$ 57,107,780	$ 25,040,067	$ 6,607,699	$ 5,138,895	$ 8,380,761	$ 9,970,492	$ 55,137,914	$ 1,969,866